PATENT RIGHTS	6 Months Ended
Jun. 30, 2021
Patent Rights [Abstract]
PATENT RIGHTS	4.PATENT RIGHTS
	Cost	Accumulated Amortization	Net Book Value
Balance at January 1, 2021	$2,130	$(352)	$1,778
Additions	183	(41)	142
Balance at June 30, 2021	$2,313	$(393)	$1,920